FEDERATED AMERICAN LEADERS FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  June 2, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED AMERICAN LEADERS FUND, INC. (the "Trust")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
            Class K Shares
           1933 Act File No. 2-29786
           1940 Act File No. 811-1704

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 75 on May 26, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary